Segments and Geographical Information - Schedule of Information About the Operating Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Information About the Operating Segments [Line Items]
Revenues from external customers	$ 26,242	$ 26,553
Cost of revenues, net of allowance	20,004	20,041
Allowance for slow inventory	(5)	293
Gross profit	6,243	6,219
Allocated operating expenses	3,997	4,007
Segment profit (loss)	2,246	2,212
Unallocated operating expenses	511	401
Operating Income (loss)	1,735	1,811
Financial income , net	415	424
Income before taxes on income	2,150	2,235
Tax on income	20	121
Net Income	2,130	2,114
RFID [Member]
Schedule of Information About the Operating Segments [Line Items]
Revenues from external customers	7,251	6,168
Cost of revenues, net of allowance	5,828	4,907
Allowance for slow inventory
Gross profit	1,423	1,261
Allocated operating expenses	1,207	1,760
Segment profit (loss)	216	(499)
Unallocated operating expenses
Operating Income (loss)	216	(499)
Financial income , net
Income before taxes on income
Tax on income
Net Income
Supply Chain Solutions [Member]
Schedule of Information About the Operating Segments [Line Items]
Revenues from external customers	18,595	19,734
Cost of revenues, net of allowance	14,036	14,688
Allowance for slow inventory	(5)	293
Gross profit	4,564	4,753
Allocated operating expenses	2,574	2,106
Segment profit (loss)	1,990	2,647
Unallocated operating expenses
Operating Income (loss)	1,990	2,647
Financial income , net
Income before taxes on income
Tax on income
Net Income
Intelligent Robotics [Member]
Schedule of Information About the Operating Segments [Line Items]
Revenues from external customers	617	868
Cost of revenues, net of allowance	361	663
Allowance for slow inventory
Gross profit	256	205
Allocated operating expenses	216	141
Segment profit (loss)	40	64
Unallocated operating expenses
Operating Income (loss)	40	64
Financial income , net
Income before taxes on income
Tax on income
Net Income
Intercompany [Member]
Schedule of Information About the Operating Segments [Line Items]
Revenues from external customers	(221)	(217)
Cost of revenues, net of allowance	(221)	(217)
Allowance for slow inventory
Gross profit
Allocated operating expenses
Segment profit (loss)
Unallocated operating expenses
Operating Income (loss)
Financial income , net
Income before taxes on income
Tax on income
Net Income